Large Cap Blend Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

Common Stocks (96.3%)	Shares/ Par +	Value $ (000’s)
Communication Services (8.0%)
Alphabet, Inc. - Class A *	80,957	8,398
Omnicom Group, Inc.	71,618	6,756

Total		15,154

Consumer Discretionary (15.3%)
Booking Holdings, Inc. *	4,071	10,798
CarMax, Inc. *	86,856	5,583
Sony Group Corp., ADR	105,389	9,553
The TJX Cos., Inc.	39,849	3,123

Total		29,057

Consumer Staples (10.5%)
Dollar General Corp.	35,676	7,508
Dollar Tree, Inc. *	45,205	6,489
Unilever PLC, ADR	114,576	5,950

Total		19,947

Energy (1.9%)
Schlumberger, Ltd.	72,634	3,566

Total		3,566

Common Stocks (96.3%)	Shares/ Par +	Value $ (000’s)
Financials (18.3%)
Arch Capital Group, Ltd. *	59,469	4,036
Berkshire Hathaway, Inc. - Class B *	28,111	8,680
BlackRock, Inc.	5,713	3,823
The Charles Schwab Corp.	149,792	7,846
Northern Trust Corp.	72,514	6,391
The Progressive Corp.	28,562	4,086

Total		34,862

Health Care (10.9%)
Fresenius Medical Care AG & Co. KGaA, ADR	146,179	3,108
Koninklijke Philips NV	240,326	4,410
Smith & Nephew PLC, ADR	168,019	4,689
UnitedHealth Group, Inc.	17,992	8,503

Total		20,710

Common Stocks (96.3%)	Shares/ Par +	Value $ (000’s)
Industrials (16.5%)
Carlisle Cos., Inc.	24,531	5,546
Eaton Corp. PLC	29,138	4,993
Ferguson PLC	61,578	8,236
Masco Corp.	136,008	6,762
PACCAR, Inc.	80,072	5,861

Total		31,398

Information Technology (11.4%)
CDW Corp.	38,797	7,561
Micron Technology, Inc.	117,708	7,103
SAP SE, ADR	55,080	6,970

Total		21,634

Materials (3.5%)
Avery Dennison Corp.	37,572	6,723

Total		6,723

Total Common Stocks (Cost: $162,635)		183,051

Total Investments (96.3%) (Cost: $162,635)@		183,051

Other Assets, Less Liabilities (3.7%)		6,945

Net Assets (100.0%)		189,996

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $162,635 and the net unrealized appreciation of investments based on that cost was $20,416 which is comprised of $30,922 aggregate gross unrealized appreciation and $10,506 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Large Cap Blend Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2023.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$183,051	$—	$—

Total Assets:	$183,051	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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